Post-retirement benefits - Summary of movement in present value of obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (2,542)	$ (2,530)
Current employer service costs	155	158	$ 184
Past service income	4		144
Curtailment gains	1	5	13
Settlements	(1)		(11)
Interest	(79)	(90)	(113)
Actuarial losses to equity accounted units	(855)	(1,120)	548
Arrangements divested	13	(8)
Currency exchange rate (loss)/gain	(135)	(113)
Ending balance	(2,499)	(2,542)	(2,530)
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(1,616)
Current employer service costs	146
Past service income	1
Curtailment gains	1
Settlements	(1)
Interest	(45)
Arrangements divested	13
Currency exchange rate (loss)/gain	(104)
Ending balance	(1,501)	(1,616)
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(926)
Current employer service costs	9
Past service income	3
Interest	(34)
Currency exchange rate (loss)/gain	(31)
Ending balance	(998)	(926)
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(16,228)	(16,123)
Current employer service costs	(155)	(158)
Past service income	4
Curtailment gains	1	5
Settlements	307
Interest	(532)	(577)
Contributions by plan participants	(23)	(23)
Benefits paid	949	967
Experience (loss)/gain	7	139
Actuarial losses to equity accounted units	(718)	(1,187)
Changes in demographic assumptions loss	(144)	(72)
Arrangements divested	13	86
Currency exchange rate (loss)/gain	(1,126)	715
Ending balance	(17,645)	(16,228)	$ (16,123)
Present value of defined benefit obligation [Member] | Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(15,302)
Current employer service costs	(146)
Past service income	1
Curtailment gains	1
Settlements	307
Interest	(498)
Contributions by plan participants	(23)
Benefits paid	894
Experience (loss)/gain	(2)
Actuarial losses to equity accounted units	(678)
Changes in demographic assumptions loss	(119)
Arrangements divested	13
Currency exchange rate (loss)/gain	(1,095)
Ending balance	(16,647)	(15,302)
Present value of defined benefit obligation [Member] | Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(926)
Current employer service costs	(9)
Past service income	3
Interest	(34)
Benefits paid	55
Experience (loss)/gain	9
Actuarial losses to equity accounted units	(40)
Changes in demographic assumptions loss	(25)
Currency exchange rate (loss)/gain	(31)
Ending balance	$ (998)	$ (926)